Financial Risk Management - Changes of Financial Assets Classified as Level 3 (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2021 KRW (₩)
Disclosure of fair value measurement of assets [line items]
Balance at beginning	₩ 47,906,957
Balance at ending	30,911,277
Balance at beginning	(23,510,714)
Balance at ending	(18,576,139)
Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Balance at beginning	840,306
Gain for the period	21,973
OCI	45,838
Acquisition	139,536
Disposal	(100,159)
Transfer	(406,749)
Balance at ending	350,122
Spin-off	(190,623)
Business combinations	237,846
FVTPL [member]
Disclosure of fair value measurement of assets [line items]
Acquisition	(217,736)
FVTPL [member] | Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Balance at beginning	270,317
Gain for the period	21,973
OCI	7,318
Acquisition	128,517
Disposal	(75,238)
Transfer	(37,564)
Balance at ending	182,951
Balance at beginning	(333,099)
Gain for the period	(8,036)
Spin-off	(132,372)
Balance at ending	(321,025)
Financial assets at FVOCI [member] | Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Balance at beginning	569,989
Gain for the period	0
OCI	38,520
Acquisition	11,019
Disposal	(24,921)
Transfer	(369,185)
Balance at ending	167,171
Spin-off	₩ (58,251)